Financial Instruments and Fair Value Measures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financial Instruments and Fair Value Measures
Schedule of amounts and balance sheet location of derivatives

The following table summarizes the amounts and location of AbbVie’s derivative instruments as of March 31, 2013.

	Derivatives in asset position		Derivatives in liability position
(in millions)	Fair value	Balance sheet caption	Fair value	Balance sheet caption
Interest rate swaps designated as fair value hedges	$—	n/a	$121	Long-term liabilities
Foreign currency forward exchange contracts —
Hedging instruments	7	Prepaid expenses and other	—	Accounts payable and accrued liabilities
Others not designated as hedges	14	Prepaid expenses and other	22	Accounts payable and accrued liabilities
Total	$21		$143

The following table summarizes the amounts and location of AbbVie’s derivative instruments as of December 31, 2012.

	Derivatives in asset position		Derivatives in liability position
(in millions)	Fair value	Balance sheet caption	Fair value	Balance sheet caption
Interest rate swaps designated as fair value hedges	$—	n/a	$81	Long-term liabilities
Foreign currency forward exchange contracts —
Hedging instruments	1	Prepaid expenses and other	10	Accounts payable and accrued liabilities
Others not designated as hedges	14	Prepaid expenses and other	15	Accounts payable and accrued liabilities
Total	$15		$106

The following table summarizes the amounts and location of AbbVie’s derivative instruments as of December 31.

	Fair value—assets			Fair value—liabilities
(in millions)	2012	2011	Balance sheet caption	2012	2011	Balance sheet caption

Interest rate swaps designated as fair value hedges	$—	$—		$81	$—	Long-term liabilities
Foreign currency forward exchange contracts—
Hedging instruments	1	18	Prepaid expenses and other	10	—	Accounts payable and accrued liabilities
Others not designated as hedges	14	21	Prepaid expenses and other	15	43	Accounts payable and accrued liabilities

Total	$15	$39		$106	$43

Schedule of derivative activity and amounts and locations of income (expense) and gain (loss) reclassified into income
	(Loss) gain recognized in other comprehensive (loss) income		Income (expense) and gain (loss) reclassified into income
(in millions)	2013	2012	2013	2012	Income statement caption
Foreign currency forward exchange contracts —
Designated as cash flow hedges	$9	$10	$—	$2	Cost of products sold
Not designated as hedges	n/a	n/a	(9)	(10)	Net foreign exchange loss
Interest rate swaps designated as fair value hedges	n/a	n/a	(40)	n/a	Interest expense, net

	(Loss) gain recognized in other comprehensive (loss) income			Income (expense) and gain (loss) reclassified into income
(in millions)	2012	2011	2010	2012	2011	2010	Income statement caption

Foreign currency forward exchange contracts—
Designated as cash flow hedges	$(11)	$(2)	$75	$24	$18	$45	Cost of products sold
Not designated as hedges	n/a	n/a	n/a	(23)	30	30	Net foreign exchange (gain) loss
Interest rate swaps designated as fair value hedges	n/a	n/a	n/a	(81)	—	—	Interest expense, net

Summary of the bases used to measure certain assets and liabilities that are carried at fair value on a recurring basis in the condensed consolidated balance sheets
		Basis of fair value measurement
(in millions)	Balance at March 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Cash and equivalents	$2,808	$510	$2,298	$—
Certificates of deposit	4,371	—	4,371	—
U.S. Treasury securities	300	300	—	—
Equity securities	11	11	—	—
Foreign currency contracts	21	—	21	—
Total assets	$7,511	$821	$6,690	$—
Liabilities
Interest rate hedges	$121	$—	$121	$—
Foreign currency contracts	22	—	22	—
Contingent consideration	118	—	—	118
Total liabilities	$261	$—	$143	$118

		Basis of fair value measurement
(in millions)	Balance at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Cash and equivalents	$5,901	$675	$5,226	$—
Certificates of deposit	1,775	—	1,775	—
U.S. Treasury securities	300	300	—	—
Equity securities	12	12	—	—
Foreign currency contracts	15	—	15	—
Total assets	$8,003	$987	$7,016	$—
Liabilities
Interest rate hedges	$81	$—	$81	$—
Foreign currency contracts	25	—	25	—
Contingent consideration	251	—	—	251
Total liabilities	$357	$—	$106	$251

		Basis of fair value measurement
(in millions)	Balance at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable Inputs (Level 3)

Assets
Cash and equivalents	$5,901	$675	$5,226	$—
Certificates of deposit	1,775	—	1,775	—
U.S. Treasury securities	300	300	—	—
Equity securities	12	12	—	—
Foreign currency forward contracts	15	—	15	—

Total assets	$8,003	$987	$7,016	$—

Liabilities
Interest rate hedges	$81	$—	$81	$—
Foreign currency forward contracts	25	—	25	—
Contingent consideration	251	—	—	251

Total liabilities	$357	$—	$106	$251

		Basis of fair value measurement
(in millions)	Balance at December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Cash and equivalents	$27	$27	$—	$—
U.S. Treasury securities	626	626	—	—
Equity securities	58	58	—	—
Foreign currency forward contracts	39	—	39	—

Total assets	$750	$711	$39	$—

Liabilities
Foreign currency forward contracts	$43	$—	$43	$—
Contingent consideration	349	—	—	349

Total liabilities	$392	$—	$43	$349

Schedule of reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consist of contingent payments related to acquisitions and investments
(in millions)
Fair value as of December 31, 2012	$251
Payments	(131)
Other	(5)
Loss recognized in earnings	3
Fair value as of March 31, 2013	$118

(in millions)

Fair value as of December 31, 2010	$295
Other	(2)
Loss recognized in earnings	56

Fair value as of December 31, 2011	349
Payments	(134)
Other	7
Loss recognized in earnings	29

Fair value as of December 31, 2012	$251

Schedule of the carrying values and fair values of certain financial instruments
	Book values		Approximate fair values
(in millions)	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Assets
Investments	$107	$107	$105	$104
Liabilities
Short-term borrowings	414	1,020	414	1,020
Current maturities of long-term debt	22	22	22	22
Long-term debt	14,601	14,630	14,902	15,066

	Book values		Approximate fair values
(in millions)	2012	2011	2012	2011

Assets
Investments	$107	$171	$104	$171
Liabilities
Short-term borrowings	1,020	—	1,020	—
Current maturities of long-term debt and lease obligations	22	16	22	16
Long-term debt and lease obligations	14,630	32	15,066	32

Schedule of fair value of financial instruments by fair value basis
		Basis of fair value measurement
(in millions)	Fair value at March 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments	$105	$—	$33	$72
Total assets	$105	$—	$33	$72
Liabilities
Short-term borrowings	$414	$—	$414	$—
Current maturities of long-term debt and lease obligations	22	—	22	—
Long-term debt and lease obligations	14,902	—	14,902	—
Total liabilities	$15,338	$—	$15,338	$—

		Basis of fair value measurement
(in millions)	Fair value at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Investments	$104	$—	$32	$72
Total assets	$104	$—	$32	$72
Liabilities
Short-term borrowings	$1,020	$—	$1,020	$—
Current maturities of long-term debt and lease obligations	22	—	22	—
Long-term debt and lease obligations	15,066	—	15,066	—
Total liabilities	$16,108	$—	$16,108	$—

		Basis of fair value measurement
(in millions)	Fair value at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets
Investments	$104	$—	$32	$72

Total assets	$104	$—	$32	$72

Liabilities
Short-term borrowings	$1,020	$—	$1,020	$—
Current maturities of long-term debt and lease obligations	22	—	22	—
Long-term debt and lease obligations	15,066	—	15,066	—

Total liabilities	$16,108	$—	$16,108	$—